Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
CIK	dei_EntityCentralIndexKey	0001595386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2022
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBDC
Invesco Bloomberg Commodity Strategy ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMDY